Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-290830

BAILLIE GIFFORD ETF TRUST

Baillie Gifford Emerging Markets ETF (the “Fund”)

Supplement dated November 4, 2026 to the Prospectus and the Statement of Additional Information (“SAI”), each dated June 1, 2026, as supplemented or revised from time to time

Effective on or about November 5, 2026:

1.	The third and fourth paragraphs of the section titled “Principal Investment Strategies” relating to the Fund in the “Fund Summaries” section of the Prospectus are hereby restated in their entirety as follows:

The portfolio managers primarily employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by the MSCI Emerging Markets benchmark. The Manager may reference benchmark weightings for risk management purposes, including when establishing portfolio exposure limits. The portfolio managers can also consider macro-economic factors when identifying potential investments. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 60 and 100 companies with the potential to outperform the Fund’s benchmark over the long term. The process can result in significant exposure to a single issuer, industry, sector or country or a small number of issuers, industries, sectors or countries. The Fund is classified as a non-diversified fund, which affords the Fund greater flexibility to invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund expects to invest significantly in Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. Consistent with this investment outlook, the Manager seeks to identify companies that, in its opinion, have the potential to sustain financial growth over the long term and, under normal circumstances, the portfolio is expected to consist predominantly of such growth companies. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations of its non-U.S. holdings relative to the U.S. dollar.

2.	The list of principal risks under the section titled “Principal Risks” relating to the Fund in the “Fund Summaries” section of the Prospectus is hereby amended to add the following risk, which shall appear in appropriate order among the Fund’s principal risks:

– Non-Diversification Risk – The Fund is classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”

3.	The third through sixth paragraphs of the “Investment Strategies” disclosure relating to the Fund under the “Principal Investment Strategies” heading under the “Additional Information about Principal Strategies and Risks” section in the Prospectus are hereby restated in their entirety as follows:

The portfolio managers select companies without being constrained by the MSCI Emerging Markets benchmark and, therefore, there may be listings in the benchmark that are not included in the Fund’s portfolio and holdings in the Fund’s portfolio that are not included in the benchmark. The Manager may reference benchmark weightings for risk management purposes, including when establishing portfolio exposure limits. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 60 and 100 companies with the potential to outperform the Fund’s benchmark over the long term. The process can result in significant exposure to a single issuer, industry, sector or country or a small number of issuers, industries, sectors or countries. The Fund is classified as a non-diversified fund, which affords the Fund greater flexibility to invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund expects to invest significantly in Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. Consistent with this investment outlook, the Manager seeks to identify companies that, in its opinion, have the potential to sustain financial growth over the long term and, under normal circumstances, the portfolio is expected to consist predominantly of such growth companies. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The portfolio managers primarily employ a bottom-up stock-picking approach that seeks to make long-term investments in well-managed businesses with genuine and sustainable competitive advantages. The portfolio managers can also consider macro-economic factors when identifying potential investments. The portfolio managers seek to identify companies that they believe are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager’s fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the security. Additionally, a risk model is used to assist in the sizing of positions to implement the investment strategy while ensuring the portfolio is appropriate for an ETF. The risk model is not used to determine the underlying issuers to which the Fund seeks exposure, but rather incorporates data from third party vendors on metrics primarily related to the liquidity and characteristics of different instruments that may be used to gain desired exposures to underlying issuers and includes both qualitative and quantitative elements.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations of its non-U.S. holdings relative to the U.S. dollar. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

4.	The “Additional Risks” summary table in the “Principal Investment Risks” section under the “Additional Information about Principal Strategies and Risks” section of the Prospectus is hereby amended to reflect that “Non-Diversification Risk” is a principal risk applicable to the Fund.

5.	The first row of the table under the heading “Funds” in the “Background on the Trust and the Funds” section of the SAI with respect to the Fund is replaced with the following:

Series	Diversified
Baillie Gifford Emerging Markets ETF	No

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